SCHEDULE OF REALIZED AND UNREALIZED GAIN (LOSS) ON SHORT TERM INVESTMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Realized gain
Marketable securities	¥ 120,325	¥ 3,299	¥ 6,093
Available-for-sale debt securities			9,732
Unrealized loss
Marketable securities		¥ 6,800